Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of straight-line basis over the useful life of the assets at annual rate
%
Docking stations and Drones	20 – 33
Computers and peripheral equipment	33
Office furniture and equipment	6 – 33
Motor vehicles	20
Leasehold improvements	(*)
%
Software	33